Intangible assets (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other In Service [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 23,940	R$ 12,848
Business combination effects		4
Acquisitions	0	37
Increase (decrease) through transfers, intangible assets other than goodwill	0	4,570
Transfers from contract assets	0
Capitalizations for intangible in service	10,929	14,555
Amortization of quotas - concession and authorization	(8,720)	(8,040)
Loss on disposal	0	0
Reclassification	(277)	(34)
Intangible assets, ending	25,872	23,940
Other In Progress [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	27,120	28,330
Business combination effects		0
Acquisitions	24,371	13,351
Increase (decrease) through transfers, intangible assets other than goodwill	(3,339)	0
Transfers from contract assets	52
Capitalizations for intangible in service	(10,929)	(14,555)
Amortization of quotas - concession and authorization	0	0
Loss on disposal	(539)	(6)
Reclassification	(2,437)	0
Intangible assets, ending	34,299	27,120
Other [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	51,060	41,178
Business combination effects		4
Acquisitions	24,371	13,388
Increase (decrease) through transfers, intangible assets other than goodwill	(3,339)	4,570
Transfers from contract assets	52
Capitalizations for intangible in service	0	0
Amortization of quotas - concession and authorization	(8,720)	(8,040)
Loss on disposal	(539)	(6)
Reclassification	(2,714)	(34)
Intangible assets, ending	R$ 60,171	R$ 51,060